Note Payable	12 Months Ended
Dec. 31, 2025
Note Payable [Abstract]
Note Payable
24.	NOTE PAYABLE

	As at December 31,
	2025	2024
Note payables	2,120,000	-
	2,120,000	-

On February 17, 2025, the Company issued to Huidan Li, the Co-Chairman of the board of directors of the Company, a negotiable promissory note (the “Note”), in the principal amount of $3,500,000 (the “Principal Amount”). The Note is transferable, does not bear interest, and is due on demand. The Principal Amount of the Note represented the amount of the continuous advances of funds to the Company by the Chairman for a period of over 3 years. On April 21, 2025, Huidan Li, the Co-Chairman transferred and assigned to six (6) investors (the “Assignees”) an aggregate of $1,380,000, representing a portion of the principal amount under the 2025 Original Note (the “Total Assigned Debt”), with each Assignee to be assigned a portion of the Total Assigned Debt equal to $230,000 (the “Assignment”), in consideration of the purchase price of $230,000 from each Assignee. Upon Huidan Li, the Co-Chairman assignment of the Total Assigned Debt to Assignees, the Company issued to Huidan Li, the Co-Chairman, a new promissory note in principal amount of $2,120,000, representing the total remaining outstanding amount due to Huidan Li, the Co-Chairman under the 2025 Original Note, on the terms of the 2025 Original Note. As of December 31, 2025, $1,380,000 was converted into preferred F shares as disclosed in Note 29.